Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 365,313,600.00
Previously Paid Amount	13,810.00
Total Fee Amount	50,449.81
Total Offset Amount	0.00
Net Fee	$ 36,639.81